INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)		$ 63
Deferred tax relating to items charged directly to equity	$ (7)	35
Deferred tax assets	910	772
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	822	433
Operating loss subject to future amortization	256
Deductible temporary differences for which no deferred tax liability is recognised	10,000	10,000
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items charged directly to equity	(7)	35
Deferred tax assets	910	772	$ 631
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	(7)
Deferred tax (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	(85)
Deferred tax relating to items charged directly to equity	0	0
Assets Held For Sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	28
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95	64
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34	33
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	203	0
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	275	0
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	352	465
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	34	24
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	141
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 513	$ 409